SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Business Acquisition [Line Items]
Write-off of inventory	$ 258	$ 118	$ 128
Number of shares excluded from calculation of diluted earnings (loss) per share	684,887	400,000	137,988
Stock-based compensation	$ 392	$ 158	$ 144
Tax expenses related to uncertainties in income taxes	664	717	245
Accrued severance pay for former Chairman of Board	616
Severance expenses	846	804	1,095
Advertising expense	224	151	$ 194
Ownership percentage			100.00%
Right-of-use assets	3,492
Operating lease liabilities	3,434
Remaining performance obligations	$ 29,100
Recognizing Remaining performance obligations in 2020, percentage	43.00%
Increase decrease in unbilled accounts receivables	$ 2,800
Unbilled accounts receivable	8,897	6,050
Increase decrease in unbilled accounts receivable billings	6,600
Increase decrease in unbilled accounts receivable exchange rate	500
Amount of recognized revenues in advance of contractual billing	8,900
Unbilled accounts receivables	8,900
Increase decrease in customer advances and deferred revenues	4,000
Customer advances and deferred revenue	9,900	$ 13,900
Increase decrease in unearned amounts	8,200
Amount of recognized revenues from customer advances and deferred revenues	12,800
Amount of exchange rate in customer advances and deferred revenues	$ 600
Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage	51.00%
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	$ 40,607
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	$ 10,997
India Subsidiary Tranche One [Member]
Business Acquisition [Line Items]
Ownership percentage			51.00%
Local partner [Member]
Business Acquisition [Line Items]
Total consideration			$ 100
Ownership percentage acquired			49.00%
Local partner [Member] | Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage	49.00%
Local Partner Tranche One [Member]
Business Acquisition [Line Items]
Ownership percentage			49.00%
Accounting Standards Update 2016-02 [Member]
Business Acquisition [Line Items]
Right-of-use assets				$ 3,600
Operating lease liabilities				$ 3,500
Capitalized Technology [Member]
Business Acquisition [Line Items]
Useful life of intangible assets	5 years